Capital Structure and Financial Risk and Related Items - Financial risk factors (Details) - Foreign Currency - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
USD
Financial risk factors
Possible change increase (as a percentage)	10.00%
Possible change decrease (as a percentage)	(10.00%)
Possible increase	$ 2,853	$ 3,064	$ 5,625
Possible decrease	$ (2,853)	(3,064)	(5,625)
EUR
Financial risk factors
Possible change increase (as a percentage)	2.00%
Possible change decrease (as a percentage)	(2.00%)
Possible increase	$ 934	985	506
Possible decrease	$ (934)	$ (985)	$ (506)